Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit

The following table presents domestic and foreign components of loss before income tax benefit for the periods presented (in thousands):

	Year Ended December 31,
	2021	2020	2019
U.S.	$11,297	$5,868	$3,633
Non-U.S.	41,230	51,589	68,095
Loss before income tax benefit	$52,527	$57,457	$71,728

Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate

A reconciliation setting forth the differences between the Company’s effective tax rate and the U.S. statutory tax rate is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Income tax benefit at federal statutory rate	$2,373	$1,232	$763
State and local income taxes net of federal tax benefit	7,059	787	247
Federal credits	718	1,210	2,454
IP Transfer	22,176	—	—
Nondeductible/nontaxable permanent items	(1)	4	(89)
Share based compensation benefit and other	2	1,644	—
Change in valuation allowance	(32,327)	(4,877)	(3,376)
Income tax benefit	$—	$—	$—
Effective tax rate	0.0%	0.0%	0.0%

Significant Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Federal and state net operating loss carryforwards	$3,495	$1,012
Credits	9,718	8,903
Deferred rent	4	6
Other accrued liabilities	614	509
Depreciation	3	5
Share based compensation	2,875	2,336
Deferred interest	2,053	1,871
Intangible Assets	28,207	—
Total deferred tax assets	46,969	14,642
Deferred tax liabilities:
Other accrued liabilities	—	—
Depreciation	—	—
Total deferred tax liabilities	—	—
Valuation allowance	46,969	14,642
Net deferred tax liability	$—	$—